Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The domestic and foreign components of our consolidated net pre-tax loss from operations for the respective periods are as follows:

	Year ended December 31,
	2013	2012
Domestic loss	$(4,442,000)	$(8,849,000)
Foreign income (loss)	179,000	—
Consolidated net loss before income tax expense	$(4,263,000)	$(8,849,000)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant deferred tax assets are as follows:

	December 31,
	2013	2012
Current deferred tax assets:
Accrued Expenses	$30,000	$119,000
Allowance for Doubtful Accounts	1,000	38,000
Subtotal current deferred tax asset	31,000	157,000

Non-current deferred tax assets and liabilities:
Intangible Assets	$27,000	$29,000
Fixed Assets	(123,000)	(112,000)
Discount on Convertible Notes	(329,000)	—
Derivative Liability	377,000	—
Stock Options	2,477,000	1,972,000
Net operating loss carryover	8,652,000	7,322,000
Subtotal non-current deferred tax asset	11,081,000	9,211,000

Total deferred tax asset	$11,112,000	$9,368,000
Less: valuation allowance	(11,112,000)	(9,368,000)
Net deferred tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The actual tax expense (benefit) differs from the expected tax expense (benefit) for the years ended December 31, 2013 and 2012 (computed by applying the U.S. Federal Corporate income tax rate of 34% to income before taxes and 5.5% for State income taxes, a blended rate of 37.63%) as follows:

	December 31,
	2013	2012

Expected tax expense (benefit) - federal	$(1,449,000)	$(3,009,000)
Expected tax expense (benefit) - state	(159,000)	(321,000)
Foreign rate differential	(23,000)	—
Change in fair value of derivative liability - embedded conversion feature	—	776,000
Permanent items	22,000	1,000
True-up	(135,000)	—
Change in valuation allowance	1,744,000	2,553,000
Actual tax expense	$—	$—